Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Generally, our Board or Compensation Committee does not approve grants of equity awards during a blackout period and does not take material nonpublic information into account when determining the timing and terms of such an award. Further, we do not have a policy or practice of timing the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. As noted herein, the Company does not current grant stock options to its executive officers, although it does award stock options to its directors as part of the director compensation program, as discussed in "Director Compensation" above.
Our Board or Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information and the timing of filings of material nonpublic information is not based on equity award grant dates.

Award Timing Method
Generally, our Board or Compensation Committee does not approve grants of equity awards during a blackout period and does not take material nonpublic information into account when determining the timing and terms of such an award. Further, we do not have a policy or practice of timing the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. As noted herein, the Company does not current grant stock options to its executive officers, although it does award stock options to its directors as part of the director compensation program, as discussed in "Director Compensation" above.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Generally, our Board or Compensation Committee does not approve grants of equity awards during a blackout period and does not take material nonpublic information into account when determining the timing and terms of such an award.
MNPI Disclosure Timed for Compensation Value	false